Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.89208%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,097,432.68

Principal:
Principal Collections	$15,229,984.76
Prepayments in Full	$6,440,549.78
Liquidation Proceeds	$462,000.17
Recoveries	$205,963.99
Sub Total	$22,338,498.70
Collections	$23,435,931.38

Purchase Amounts:
Purchase Amounts Related to Principal	$145,266.79
Purchase Amounts Related to Interest	$684.62
Sub Total	$145,951.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,581,882.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,581,882.79
Servicing Fee	$280,618.79	$280,618.79	$0.00	$0.00	$23,301,264.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,301,264.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,301,264.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,301,264.00
Interest - Class A-3 Notes	$166,493.18	$166,493.18	$0.00	$0.00	$23,134,770.82
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$22,533,557.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,533,557.32
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$22,334,998.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,334,998.07
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$22,197,668.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,197,668.57
Regular Principal Payment	$20,529,376.58	$20,529,376.58	$0.00	$0.00	$1,668,291.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,668,291.99
Residual Released to Depositor	$0.00	$1,668,291.99	$0.00	$0.00	$0.00
Total		$23,581,882.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,529,376.58
Total					$20,529,376.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,529,376.58	$39.55	$166,493.18	$0.32	$20,695,869.76	$39.87
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$20,529,376.58	$13.00	$1,103,595.43	$0.70	$21,632,972.01	$13.70

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$44,596,388.03	0.0859209	$24,067,011.45	0.0463683
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$280,716,388.03	0.1777879	$260,187,011.45	0.1647859

Pool Information
Weighted Average APR	3.800%	3.825%
Weighted Average Remaining Term	26.95	26.22
Number of Receivables Outstanding	21,379	20,656
Pool Balance	$336,742,544.21	$313,998,005.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$312,609,635.33	$291,765,963.38
Pool Factor	0.1929422	0.1799103

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$22,232,041.93
Targeted Overcollateralization Amount	$53,810,993.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,810,993.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$466,737.40
(Recoveries)		112	$205,963.99
Net Loss for Current Collection Period			$260,773.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9293%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0441%
Second Prior Collection Period			1.1864%
Prior Collection Period			0.6822%
Current Collection Period			0.9618%
Four Month Average (Current and Prior Three Collection Periods)			0.7186%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,699	$14,058,120.34
(Cumulative Recoveries)			$2,644,176.94
Cumulative Net Loss for All Collection Periods			$11,413,943.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6540%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,208.64
Average Net Loss for Receivables that have experienced a Realized Loss			$4,228.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.00%	256	$6,268,799.50
61-90 Days Delinquent	0.32%	40	$1,000,275.61
91-120 Days Delinquent	0.06%	7	$187,264.45
Over 120 Days Delinquent	0.29%	33	$897,368.87
Total Delinquent Receivables	2.66%	336	$8,353,708.43

Repossession Inventory:
Repossessed in the Current Collection Period		20	$470,294.78
Total Repossessed Inventory		27	$629,853.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4446%
Prior Collection Period			0.3929%
Current Collection Period			0.3873%
Three Month Average			0.4083%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6640%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	37

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,832,301.57
2 Months Extended	69	$1,604,421.29
3+ Months Extended	26	$641,099.82

Total Receivables Extended	166	$4,077,822.68
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer